Basis of preparation and accounting policies - Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU	€ 54,305	€ 53,769
Adjustment of the EU IAS 39 carve-out	(4,157)	(3,658)
Tax effect of the adjustment	1,001	885
Effect of adjustment after tax	(3,156)	(2,773)
Shareholders' equity	51,149	50,996
Non-controlling interests	1,022	893
In accordance with IFRS-IASB Total Equity	€ 52,171	€ 51,889	€ 50,723	€ 49,851